FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Rating (Details) - Financial risks management - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Financial Instruments and Risks Management
Financial Assets	R$ 18,067,589	R$ 14,298,291
Financial Liabilities	100,777,655	74,082,444
Financial liabilities, net of financial assets	82,710,066	59,784,153
Amortized cost
Financial Instruments and Risks Management
Financial Liabilities	88,879,323	71,164,531
Amortized cost | Loans, financing and debentures
Financial Instruments and Risks Management
Financial Liabilities	80,628,577	63,684,326
Amortized cost | Lease liabilities
Financial Instruments and Risks Management
Financial Liabilities	5,173,972	3,984,070
Amortized cost | Liabilities for asset acquisition and subsidiaries
Financial Instruments and Risks Management
Financial Liabilities	658,135	541,615
Amortized cost | Trade accounts payable
Financial Instruments and Risks Management
Financial Liabilities	2,081,533	2,376,459
Amortized cost | Other liabilities
Financial Instruments and Risks Management
Financial Liabilities	337,106	578,061
Fair value through profit or loss
Financial Instruments and Risks Management
Financial Liabilities	11,898,332	2,917,913
Fair value through profit or loss | Derivative financial instruments
Financial Instruments and Risks Management
Financial Liabilities	11,898,332	2,917,913
Amortized cost
Financial Instruments and Risks Management
Financial Assets	14,749,680	6,848,937
Amortized cost | Cash and cash equivalents
Financial Instruments and Risks Management
Financial Assets	10,473,701	3,249,127
Amortized cost | Trade accounts receivable
Financial Instruments and Risks Management
Financial Assets	3,762,875	3,035,817
Amortized cost | Other assets
Financial Instruments and Risks Management
Financial Assets	513,104	563,993
Fair value through other comprehensive income
Financial Instruments and Risks Management
Financial Assets	25,976	20,048
Fair value through other comprehensive income | Other investments
Financial Instruments and Risks Management
Financial Assets	25,976	20,048
Fair value through profit or loss
Financial Instruments and Risks Management
Financial Assets	3,291,933	7,429,306
Fair value through profit or loss | Derivative financial instruments
Financial Instruments and Risks Management
Financial Assets	1,078,437	1,098,972
Fair value through profit or loss | Marketable securities
Financial Instruments and Risks Management
Financial Assets	R$ 2,213,496	R$ 6,330,334